Note 9 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net earnings	$ 19,533	$ 6,085
Less: Allocation to unvested restricted stock awards	317	21
Net earnings attributable to common shareholders	$ 19,216	$ 6,064
Weighted average common shares outstanding (in shares)	6,966,887	6,944,602